Non-Cash Share-Based Compensation - Summary of Activity Related to RSUs (Details) - RSUs	9 Months Ended
Sep. 30, 2021 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares, Unvested balance | shares	2,500
Number of RSUs, Granted | shares	116,125
Number of RSUs, Forfeited | shares	(34,125)
Number of Shares, Unvested balance | shares	84,500
Weighted Average Grant Date Fair Value, Unvested balance | $ / shares	$ 17.56
Weighted Average Grant Date Fair Value, Granted | $ / shares	9.95
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	8.69
Weighted Average Grant Date Fair Value, Unvested balance | $ / shares	$ 10.39